Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Revenue
Hardware and other	$ 1,481	$ 3,880	$ 6,902
Service and software	1,854	2,933	4,171
Total Revenue	3,335	6,813	11,073
Cost of sales
Hardware and other	1,382	3,985	6,627
Inventory Write-down	95	1,616	241
Supply Commitment	(33)	782	192
Service and software	287	473	579
Total cost of sales	1,731	6,856	7,639
Gross margin	1,604	(43)	3,434
Operating expenses
Research and development	711	1,286	1,509
Selling, marketing and administration	938	2,103	2,111
Amortization	298	606	714
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	2,748	0
Impairment of goodwill	0	0	335
Fair Value, Option, Changes in Fair Value, Gain (Loss)	80	377	0
Total operating expenses	2,027	7,120	4,669
Operating income (loss)	(423)	(7,163)	(1,235)
Investment income, net	38	(21)	15
Income (loss) from continuing operations before income taxes	(385)	(7,184)	(1,220)
Provision for (recovery of) income taxes	(81)	(1,311)	(592)
Income (loss) from continuing operations	(304)	(5,873)	(628)
Loss from discontinued operations, net of tax	0	0	(18)
Net income (loss)	$ (304)	$ (5,873)	$ (646)
Earnings (loss) per share
Basic and diluted loss per share from continuing operations (usd per share)	$ (0.58)	$ (11.18)	$ (1.20)
Basic and diluted loss per share from discontinued operations (usd per share)	$ 0.00	$ 0.00	$ (0.03)
Total basic and diluted loss per share (usd per share)	$ (0.58)	$ (11.18)	$ (1.23)